Subsequent events (Details) - Subsequent Event [Member] ¥ in Millions			1 Months Ended			3 Months Ended
	Apr. 26, 2019 USD ($)	Apr. 15, 2019 USD ($)	Apr. 01, 2019 CNY (¥)	Feb. 22, 2019 USD ($)	Feb. 22, 2019 CNY (¥)	Mar. 31, 2019	Jan. 04, 2019 CNY (¥)
Senior Secured Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchased Face Amount		$ 119,989,000
Debt Instrument, Repurchase Amount		121,861,755
2020 Senior Secured Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchased Face Amount		75,700,000
Debt Instrument, Repurchase Amount		$ 76,239,888
October 2021 Senior Secured Notes [Member]
Subsequent Event [Line Items]
Debt issuance date	Apr. 26, 2019	Apr. 15, 2019
Debt instrument, aggregate principal amount	$ 300,000,000	$ 300,000,000
Maturity date	Oct. 15, 2021	Oct. 15, 2021
Stated rate		14.20%
Debt Instrument, Term		2 years 6 months
Xinyuan China Real Estate, Ltd. [Member] | Corporate Bonds Due On January 04 2022 At 8.5% [Member] | 2019 Tranche [Member]
Subsequent Event [Line Items]
Debt issuance date						Jan. 04, 2019
Debt instrument, aggregate principal amount | ¥							¥ 600.0
Maturity date			Jan. 04, 2022
Stated rate							8.50%
Xinyuan China Real Estate, Ltd. [Member] | Corporate Bonds Due On April 01 2022 At 8.4% [Member] | 2019 First Tranche Bonds [Member]
Subsequent Event [Line Items]
Debt issuance date			Apr. 01, 2019
Debt instrument, aggregate principal amount | ¥			¥ 980.0
Maturity date			Apr. 01, 2022
Stated rate			8.40%
Guangdong Xinchuang Kechuang Zhigu development Co Ltd [Member]
Subsequent Event [Line Items]
Payments to acquire parcel of land				$ 176,500,000	¥ 1,185.4